Munder Capital Management
480 Pierce Street
Birmingham, MI 48009
November 2, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:     Office of Filings, Information & Consumer Service
Re:      Munder Series Trust (“Trust”) (File Nos. 333-102943 and 811-21294)
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses dated October 31, 2009 for the Munder Asset Allocation Fund-Balanced, Munder Bond Fund, Munder Energy Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder International Fund-Core Equity, Munder International Small-Cap Fund, Munder Internet Fund, Munder Large-Cap Growth Fund, Munder Large-Cap Value Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Core Growth Fund, Munder Multi-Cap Growth Fund, Munder Small-Cap Value Fund, Munder Tax-Free Short & Intermediate Bond Fund and Munder Technology Fund do not differ from those contained in Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on October 30, 2009 (Accession No. 0000950123-09-055628), with a designated effective date of October 31, 2009.
If you have any questions, please contact me at (248) 647-9200.
Sincerely,

/s/ Melanie Mayo West Associate General Counsel, Munder Capital Management Assistant Secretary, Munder Series Trust